Lease (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Lease [Abstract]
Weighted-average remaining lease term	1 year 4 months 17 days
Weighted-average discount rate	3.45%
Operating lease cost	¥ 235	¥ 1,170
Amortization expenses of right-of-use assets	224
Interest expenses of lease liabilities	¥ 11